STOCKHOLDERS' EQUITY - DOLLAR THRIFTY (Details) (USD $)	1 Months Ended													0 Months Ended			1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013 Interest Rate SWAP	Dec. 31, 2012 Interest Rate SWAP	Jun. 30, 2012 Interest Rate SWAP	Dec. 31, 2011 Interest Rate SWAP	Jun. 30, 2013 Foreign Currency Translation	Dec. 31, 2012 Foreign Currency Translation	Jun. 30, 2012 Foreign Currency Translation	Dec. 31, 2011 Foreign Currency Translation	Feb. 17, 2012 Dollar Thrifty Automotive Group Inc.	Sep. 26, 2011 Dollar Thrifty Automotive Group Inc.	May 18, 2011 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc.	Nov. 30, 2009 Dollar Thrifty Automotive Group Inc.	Oct. 31, 2009 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc.	May 24, 2011 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Interest Rate SWAP	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Interest Rate SWAP	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Interest Rate SWAP	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc. Interest Rate SWAP	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. Foreign Currency Translation	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Foreign Currency Translation	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Foreign Currency Translation	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc. Foreign Currency Translation	Feb. 07, 2012 Dollar Thrifty Automotive Group Inc. Forward stock repurchase plan	Nov. 03, 2011 Dollar Thrifty Automotive Group Inc. Forward stock repurchase plan	Nov. 30, 2011 Dollar Thrifty Automotive Group Inc. Forward stock repurchase plan	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Forward stock repurchase plan	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Senior Secured Credit Facilities	Feb. 24, 2011 Dollar Thrifty Automotive Group Inc. Maximum	May 18, 2011 Dollar Thrifty Automotive Group Inc. Minimum
Share Repurchase Program
Amount authorized under share repurchase program															$ 400,000,000		$ 400,000,000																			$ 100,000,000	$ 100,000,000			$ 100,000,000
Amount of share repurchases permitted under terms of debt instrument																																							280,000,000
Shares of common stock acquired	23,200,000																			22,494	1,821,137														1,451,193			0
Average price per share of common stock acquired (in dollars per share)																				$ 79.74	$ 70.91														$ 68.91
Shareholder Rights Plan
Threshold percentage of Company's common stock owned by a person or group either through new acquisition or tender offer or before acquisition of additional shares, without Company's approval																																									20.00%
Percentage of discount at which the holders of rights, other than the holders triggering the exercise of rights, can purchase the shares of common stock																50.00%
Period for which rights plan has been extended														1 year
Public Stock Offering
Shares of common stock agreed to be issued																			5,750,000
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01		$ 0.01														$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01		$ 0.01
Price per share of shares issued in public offering (in dollars per share)																			$ 19.25
Number of shares which underwriters can purchase under the option granted																			862,500
Number of shares issued																		6,612,500
Net proceeds from issuance of shares of common stock																		120,600,000			1,694,000	2,921,000	4,774,000	2,988,000	129,583,000
Underwriting discounts, commissions and expenses pertaining to stock issuance																		6,600,000							6,635,000
Components of accumulated other comprehensive income (loss)
Balance at the beginning of the period		(73,300,000)	(26,892,000)	(38,000,000)	(28,414,000)	(19,400,000)	(19,400,000)	(19,400,000)	(19,400,000)	48,700,000	102,700,000	74,800,000	91,300,000								(7,617,000)	(12,329,000)	(12,329,000)	(18,374,000)	(29,388,000)		(8,488,000)	(18,747,000)	(24,290,000)	(32,952,000)	871,000	6,418,000	5,916,000	3,564,000
Adjustment during the period																											8,488,000	10,259,000	5,543,000	8,662,000	5,491,000	(5,547,000)	502,000	2,352,000
Balance at the end of the period		$ (73,300,000)	$ (26,892,000)	$ (38,000,000)	$ (28,414,000)	$ (19,400,000)	$ (19,400,000)	$ (19,400,000)	$ (19,400,000)	$ 48,700,000	$ 102,700,000	$ 74,800,000	$ 91,300,000							$ 6,362,000	$ 6,362,000		$ (7,617,000)	$ (12,329,000)	$ (18,374,000)			$ (8,488,000)	$ (18,747,000)	$ (24,290,000)	$ 6,362,000	$ 871,000	$ 6,418,000	$ 5,916,000